OTHER ASSETS - Narrative (Details) - Spanish Tax Authorities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Value added tax receivables	€ 201
Refunded from VAT	€ 126	€ 126